UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA SCIENCE & TECHNOLOGY FUND
        FUND SHARES o ADVISER SHARES
        JANUARY 31, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

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FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP

    ROBERT L. DERESIEWICZ*                                ANITA M. KILLIAN, CFA
    JOHN F. AVERILL, CFA                                  MICHAEL T. MASDEA
    BRUCE L. GLAZER

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o   HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares had a total return of 20.37% and 20.23%, respectively. This compares to returns of 6.85% for the S&P 500(R) Index (the Index) and 15.92% for the Lipper Science & Technology Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Wellington Management Company, LLP (Wellington) is a subadviser to the Fund. The investment adviser and subadviser each provides day-to-day discretionary management of a portion of the Fund's assets.

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM DURING THE REPORTING PERIOD?

    Strong stock selection in Internet software and services; software; and semiconductors and semiconductor equipment drove performance,

    *Effective December 1, 2013, Robert L. Deresiewicz co-manages the Fund.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA SCIENCE & TECHNOLOGY FUND

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    while weaker stock selection in computers and peripherals and electronic equipment and instruments detracted from relative return. Our overweight to Internet software and services and underweights to computers and peripherals and communications equipment during the period contributed positively. However, this was partially offset by a modest non-benchmark allocation to commercial services and supplies. Positions in FireEye, Inc. and NXP Semiconductors N.V., as well as an underweight in IBM Corp., were among the top positive contributors to relative performance. Holdings in ADT Corp., Teradata Corp., and Genpact Ltd. represented the largest detractors from returns.

o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE TECHNOLOGY SECTOR?

    Despite strong performance in 2013, there still appear to be attractive areas for generating returns going forward. We continue to favor the telecommunication equipment sector and believe that carriers will continue to upgrade their core and metro networks to higher speeds. In the enterprise area, we think that some of the recent weakness in the second half of 2013 will turn out to be more cyclical than long term. We are still firm believers in workloads moving off-premise to public clouds and SaaS (Software as a Service) vendors, but we think that the valuation gap between the on-premise and off-premise vendors is too wide. Given the strong recovery in U.S. spending toward the end of 2013, some positive earnings reports from the legacy, on-premise vendors could narrow the valuation gap and produce additional returns. Regarding Internet stocks, we are still finding companies where improved mobile monetization can generate growth. Overall, the portfolio continues to focus on companies with differentiated positions in their respective sub-sectors that will allow for double-digit earnings growth over time.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM DURING THE REPORTING PERIOD?

    Stock selection, particularly within biotechnology, health services, and pharmaceuticals contributed the most to relative results. Sector

    IBM Corp. and Teradata Corp. were sold out of the Fund prior to January 31, 2014.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    allocation, a result of our stock-by-stock investment process, detracted from relative performance, mainly due to our residual cash position. Positions in Incyte Corp. and Anacor Pharmaceuticals, Inc. were the largest individual contributors to relative return. An underweight to Johnson & Johnson also was a positive contributor. The largest individual detractors from performance included an underweight position in Biogen Idec, Inc. and holding Prosensa Holding N.V. A lack of a position in Alexion Pharmaceuticals also detracted from relative returns.

o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

    We continue to identify attractive investments within the biopharmaceutical sector in spite of recent strength. While valuations have risen over the past two years, the sector should continue to be driven by biopharmaceutical innovation that is occurring at an accelerating pace, and by a supportive Food and Drug Administration posture that is leading to more timely approvals of new drugs. From a health care services standpoint, we continue to see a favorable backdrop within the pharmaceutical supply chain driven by global consolidation, accelerating demand driven by the Affordable Care Act, and a favorable pricing environment for both branded and generic drugs.

    Looking ahead, the bar has been raised for companies seeking reimbursement for health care products and services in the United States and across the globe. We believe that success will accrue to those companies able to offer a demonstrable improvement over current standards of care, or to those able to offer an equivalent level of care but at a lower cost. This is one of the key tenets upon which we have structured our portfolio.

    Thank you for your investment in the Fund.

    Prosensa Holding N.V. and Alexion Pharmaceuticals were sold out of the Fund prior to January 31, 2014.

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4  | USAA SCIENCE & TECHNOLOGY FUND

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (FUND SHARES) (Ticker Symbol: USSCX)


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                                              1/31/14                7/31/13
--------------------------------------------------------------------------------

Net Assets                                $537.7 Million         $436.6 Million
Net Asset Value Per Share                     $19.72                 $17.78


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/01/13-1/31/14*             1 Year              5 Years              10 Years

    20.37%                   36.67%              24.55%                8.37%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                          5 Years                           10 Years

   41.15%                           23.20%                             8.49%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.34%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           USAA                    LIPPER
                   SCIENCE & TECHNOLOGY     SCIENCE & TECHNOLOGY
                        FUND SHARES              FUNDS INDEX            S&P 500 INDEX
 1/31/2004              $10,000.00               $10,000.00              $10,000.00
 2/29/2004                9,916.49                 9,842.20               10,138.99
 3/31/2004                9,665.97                 9,634.31                9,986.04
 4/30/2004                9,185.80                 8,970.61                9,829.27
 5/31/2004                9,655.53                 9,417.46                9,964.16
 6/30/2004                9,853.86                 9,581.65               10,157.91
 7/31/2004                8,851.77                 8,535.46                9,821.71
 8/31/2004                8,434.24                 8,191.81                9,861.44
 9/30/2004                8,747.39                 8,573.12                9,968.25
10/31/2004                9,070.98                 9,057.39               10,120.54
11/30/2004                9,561.59                 9,562.38               10,530.03
12/31/2004                9,916.49                 9,923.55               10,888.35
 1/31/2005                9,394.57                 9,328.62               10,622.95
 2/28/2005                9,384.13                 9,352.73               10,846.50
 3/31/2005                9,008.35                 9,103.39               10,654.43
 4/30/2005                8,956.16                 8,738.30               10,452.36
 5/31/2005                9,613.78                 9,514.80               10,784.94
 6/30/2005                9,624.22                 9,404.05               10,800.25
 7/31/2005               10,208.77                 9,971.58               11,201.89
 8/31/2005               10,344.47                 9,908.57               11,099.69
 9/30/2005               10,438.41                10,100.17               11,189.59
10/31/2005               10,271.40                 9,881.75               11,003.05
11/30/2005               10,897.70                10,428.80               11,419.21
12/31/2005               11,022.96                10,456.59               11,423.12
 1/31/2006               11,795.41                11,100.17               11,725.64
 2/28/2006               11,503.13                10,917.94               11,757.46
 3/31/2006               11,691.02                11,189.95               11,903.81
 4/30/2006               11,795.41                11,188.36               12,063.65
 5/31/2006               11,075.16                10,341.20               11,716.44
 6/30/2006               10,866.39                10,152.40               11,732.32
 7/31/2006               10,605.43                 9,663.36               11,804.70
 8/31/2006               11,158.66                10,201.87               12,085.56
 9/30/2006               11,440.50                10,532.61               12,397.01
10/31/2006               11,732.78                10,813.11               12,800.98
11/30/2006               12,077.24                11,277.23               13,044.40
12/31/2006               12,087.68                11,160.79               13,227.39
 1/31/2007               12,202.51                11,340.42               13,427.43
 2/28/2007               12,087.68                11,258.30               13,164.80
 3/31/2007               12,139.87                11,320.18               13,312.05
 4/30/2007               12,672.23                11,708.34               13,901.71
 5/31/2007               13,319.42                12,162.24               14,386.81
 6/30/2007               13,319.42                12,314.93               14,147.80
 7/31/2007               13,121.09                12,303.59               13,709.15
 8/31/2007               13,434.24                12,562.06               13,914.65
 9/30/2007               13,987.47                13,220.42               14,435.04
10/31/2007               14,488.52                14,025.22               14,664.66
11/30/2007               13,601.25                12,967.97               14,051.58
12/31/2007               13,486.43                13,030.82               13,954.10
 1/31/2008               12,150.31                11,342.98               13,117.11
 2/29/2008               11,722.34                11,063.24               12,690.99
 3/31/2008               11,524.01                10,988.43               12,636.19
 4/30/2008               12,463.47                11,829.83               13,251.61
 5/31/2008               13,079.33                12,494.97               13,423.25
 6/30/2008               12,129.44                11,400.48               12,291.63
 7/31/2008               11,910.23                11,164.88               12,188.30
 8/31/2008               12,108.56                11,373.60               12,364.60
 9/30/2008               10,417.54                 9,705.68               11,262.82
10/31/2008                8,235.91                 7,950.22                9,371.26
11/30/2008                7,359.08                 7,033.49                8,698.83
12/31/2008                7,651.36                 7,284.51                8,791.38
 1/31/2009                7,453.03                 7,121.97                8,050.39
 2/28/2009                6,868.48                 6,845.46                7,193.20
 3/31/2009                7,651.36                 7,602.30                7,823.29
 4/30/2009                8,402.92                 8,543.50                8,572.05
 5/31/2009                8,799.58                 8,901.21                9,051.51
 6/30/2009                9,070.98                 9,072.43                9,069.47
 7/31/2009                9,832.99                 9,816.07                9,755.46
 8/31/2009               10,114.82                10,059.09               10,107.67
 9/30/2009               10,594.99                10,667.43               10,484.84
10/31/2009               10,250.52                10,305.83               10,290.06
11/30/2009               10,908.14                10,813.69               10,907.30
12/31/2009               11,534.45                11,502.21               11,117.98
 1/31/2010               10,835.07                10,683.81               10,718.02
 2/28/2010               11,179.54                11,116.64               11,050.04
 3/31/2010               11,899.79                11,881.13               11,716.85
 4/30/2010               12,004.18                12,146.86               11,901.83
 5/31/2010               11,106.47                11,315.27               10,951.46
 6/30/2010               10,490.61                10,637.27               10,378.17
 7/31/2010               11,116.91                11,310.08               11,105.30
 8/31/2010               10,542.80                10,734.14               10,603.96
 9/30/2010               11,920.67                12,110.42               11,550.31
10/31/2010               12,400.84                12,796.63               11,989.79
11/30/2010               12,390.40                12,854.01               11,991.32
12/31/2010               13,100.21                13,555.58               12,792.72
 1/31/2011               13,569.94                14,014.93               13,095.93
 2/28/2011               14,008.35                14,509.65               13,544.58
 3/31/2011               14,008.35                14,399.81               13,549.97
 4/30/2011               14,624.22                14,920.50               13,951.25
 5/31/2011               14,645.09                14,715.44               13,793.33
 6/30/2011               14,290.19                14,233.30               13,563.41
 7/31/2011               13,841.34                13,830.52               13,287.60
 8/31/2011               12,891.44                12,793.58               12,565.79
 9/30/2011               12,244.26                11,955.79               11,682.43
10/31/2011               13,528.18                13,438.23               12,959.24
11/30/2011               13,225.47                13,074.75               12,930.60
12/31/2011               13,027.14                12,768.00               13,062.87
 1/31/2012               13,862.21                13,837.89               13,648.29
 2/29/2012               14,582.46                14,737.63               14,238.47
 3/31/2012               15,313.15                15,391.42               14,707.05
 4/30/2012               15,271.40                14,975.31               14,614.73
 5/31/2012               14,185.80                13,652.23               13,736.38
 6/30/2012               14,801.67                14,086.77               14,302.34
 7/31/2012               14,864.30                13,978.67               14,500.99
 8/31/2012               15,386.22                14,625.33               14,827.59
 9/30/2012               15,730.69                14,884.64               15,210.76
10/31/2012               14,791.23                14,001.11               14,929.91
11/30/2012               15,271.40                14,353.57               15,016.52
12/31/2012               15,386.22                14,622.17               15,153.39
 1/31/2013               16,346.56                15,247.18               15,938.26
 2/28/2013               16,534.45                15,290.95               16,154.62
 3/31/2013               17,056.37                15,683.73               16,760.47
 4/30/2013               17,171.19                15,562.58               17,083.39
 5/31/2013               17,703.55                16,287.88               17,483.00
 6/30/2013               17,390.40                16,098.59               17,248.22
 7/31/2013               18,559.50                17,185.13               18,125.88
 8/31/2013               18,340.29                17,111.11               17,600.93
 9/30/2013               19,686.85                18,130.94               18,152.88
10/31/2013               20,114.82                18,501.72               18,987.33
11/30/2013               20,876.83                19,052.78               19,565.95
12/31/2013               21,716.98                20,002.05               20,061.29
 1/31/2014               22,340.06                19,920.13               19,367.69

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

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6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USTCX)


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                                            1/31/14                  7/31/13
--------------------------------------------------------------------------------

Net Assets                               $12.6 Million             $8.8 Million
Net Asset Value Per Share                    $19.56                   $17.64


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/01/13-1/31/14*                  1 Year                Since Inception 8/01/10

    20.23%                        36.30%                         21.13%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10

   40.87%                                                      20.71%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.56%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           USAA                    LIPPER
                   SCIENCE & TECHNOLOGY     SCIENCE & TECHNOLOGY
                   FUND ADVISER SHARES           FUNDS INDEX            S&P 500 INDEX
 7/31/2010              $10,000.00               $10,000.00              $10,000.00
 8/31/2010                9,308.12                 9,490.77                9,548.56
 9/30/2010               10,525.83                10,707.64               10,400.72
10/31/2010               10,950.18                11,314.36               10,796.45
11/30/2010               10,940.96                11,365.09               10,797.84
12/31/2010               11,568.27                11,985.40               11,519.47
 1/31/2011               11,974.17                12,391.54               11,792.50
 2/28/2011               12,361.62                12,828.96               12,196.50
 3/31/2011               12,352.40                12,731.84               12,201.36
 4/30/2011               12,896.68                13,192.22               12,562.70
 5/31/2011               12,905.90                13,010.91               12,420.50
 6/30/2011               12,592.25                12,584.62               12,213.46
 7/31/2011               12,195.57                12,228.49               11,965.10
 8/31/2011               11,346.86                11,311.67               11,315.13
 9/30/2011               10,784.13                10,570.92               10,519.69
10/31/2011               11,909.59                11,881.64               11,669.42
11/30/2011               11,642.07                11,560.27               11,643.64
12/31/2011               11,466.79                11,289.04               11,762.74
 1/31/2012               12,195.57                12,235.01               12,289.89
 2/29/2012               12,822.88                13,030.53               12,821.33
 3/31/2012               13,468.63                13,608.59               13,243.27
 4/30/2012               13,431.73                13,240.68               13,160.15
 5/31/2012               12,472.32                12,070.86               12,369.21
 6/30/2012               13,007.38                12,455.06               12,878.85
 7/31/2012               13,062.73                12,359.49               13,057.72
 8/31/2012               13,514.76                12,931.24               13,351.82
 9/30/2012               13,819.19                13,160.52               13,696.85
10/31/2012               12,998.15                12,379.33               13,443.95
11/30/2012               13,404.06                12,690.96               13,521.94
12/31/2012               13,505.54                12,928.45               13,645.19
 1/31/2013               14,354.24                13,481.06               14,351.94
 2/28/2013               14,511.07                13,519.76               14,546.77
 3/31/2013               14,972.32                13,867.05               15,092.32
 4/30/2013               15,073.80                13,759.92               15,383.10
 5/31/2013               15,535.06                14,401.21               15,742.94
 6/30/2013               15,249.08                14,233.85               15,531.53
 7/31/2013               16,273.06                15,194.53               16,321.84
 8/31/2013               16,088.56                15,129.09               15,849.13
 9/30/2013               17,260.15                16,030.79               16,346.15
10/31/2013               17,638.38                16,358.62               17,097.55
11/30/2013               18,293.36                16,845.85               17,618.58
12/31/2013               19,024.76                17,685.16               18,064.61
 1/31/2014               19,564.89                17,612.73               17,440.04

                                   [END CHART]

                         Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the S&P 500 Index and the Lipper Science & Technology Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Google, Inc. "A" .......................................................    7.1%
QUALCOMM, Inc. .........................................................    4.3%
FireEye, Inc. ..........................................................    4.2%
Facebook, Inc. "A" .....................................................    2.9%
NXP Semiconductors N.V. ................................................    2.9%
Amazon.com, Inc. .......................................................    2.6%
Visa, Inc. "A" .........................................................    2.5%
Cognizant Technology Solutions Corp. "A" ...............................    2.1%
priceline.com, Inc. ....................................................    2.1%
Pandora Media, Inc. ....................................................    1.9%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     58.0%
HEALTH CARE                                                                26.1%
CONSUMER DISCRETIONARY                                                      8.4%
INDUSTRIALS                                                                 2.2%
CONSUMER STAPLES                                                            0.9%
TELECOMMUNICATION SERVICES                                                  0.7%
EXCHANGE-TRADED FUNDS*                                                      0.4%
MONEY MARKET INSTRUMENTS                                                    2.6%

                                   [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-16.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (96.7%)

            COMMON STOCKS (96.3%)

            CONSUMER DISCRETIONARY (8.4%)
            -----------------------------
            ADVERTISING (0.8%)
   95,400   CyberAgent, Inc.(a)                                         $  4,585
                                                                        --------
            CABLE & SATELLITE (0.7%)
   56,400   DIRECTV*                                                       3,916
                                                                        --------
            INTERNET RETAIL (6.9%)
   40,195   Amazon.com, Inc.*                                             14,417
   14,890   Netflix, Inc.*                                                 6,095
    9,860   priceline.com, Inc.*                                          11,289
  370,500   Rakuten, Inc.(a)                                               6,095
                                                                        --------
                                                                          37,896
                                                                        --------
            Total Consumer Discretionary                                  46,397
                                                                        --------
            CONSUMER STAPLES (0.9%)
            -----------------------
            DRUG RETAIL (0.9%)
   37,780   CVS Caremark Corp.                                             2,559
   35,400   Walgreen Co.                                                   2,030
                                                                        --------
                                                                           4,589
                                                                        --------
            Total Consumer Staples                                         4,589
                                                                        --------
            HEALTH CARE (26.1%)
            -------------------
            BIOTECHNOLOGY (6.6%)
   11,300   Acorda Therapeutics, Inc.*                                       332
   73,740   Alkermes plc*                                                  3,590
   21,900   Alnylam Pharmaceuticals, Inc.*                                 1,832
   66,663   Anacor Pharmaceuticals, Inc.*                                  1,269
  201,200   Arena Pharmaceuticals, Inc.*                                   1,275
  102,706   BioCryst Pharmaceuticals, Inc.*                                1,047
    4,042   Biogen Idec, Inc.*                                             1,264
   12,513   Cubist Pharmaceuticals, Inc.*                                    914
  136,726   Exelixis, Inc.*                                                  941
  111,880   Gilead Sciences, Inc.*                                         9,023
   46,200   GlycoMimetics, Inc.*                                             460

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   26,561   Incyte Corp.*                                               $  1,740
   21,887   Innate Pharma S.A.*(a)                                           208
   44,300   Ironwood Pharmaceuticals, Inc.*                                  614
   78,336   NPS Pharmaceuticals, Inc.*                                     2,803
    4,482   Puma Biotechnology, Inc.*                                        530
   13,071   Regeneron Pharmaceuticals, Inc.*                               3,772
  121,400   Rigel Pharmaceuticals, Inc.*                                     368
   19,126   Seattle Genetics, Inc.*                                          858
   36,568   TESARO, Inc.*                                                  1,152
   52,200   Tetraphase Pharmaceuticals, Inc.*                                810
   10,100   Trevena, Inc.*                                                    66
      800   Ultragenyx Pharmaceutical, Inc.*                                  34
   14,836   Vertex Pharmaceuticals, Inc.*                                  1,173
                                                                        --------
                                                                          36,075
                                                                        --------
            HEALTH CARE DISTRIBUTORS (1.5%)
   41,740   Cardinal Health, Inc.                                          2,839
   31,210   McKesson Corp.                                                 5,443
                                                                        --------
                                                                           8,282
                                                                        --------
            HEALTH CARE EQUIPMENT (4.7%)
   63,500   Abbott Laboratories                                            2,328
  201,000   Boston Scientific Corp.*                                       2,719
   63,300   Covidien plc                                                   4,320
   57,694   Globus Medical, Inc. "A"*                                      1,350
   11,940   Heartware International, Inc.*                                 1,184
   20,920   Hologic, Inc.*                                                   447
   60,300   Medtronic, Inc.                                                3,411
   47,500   Orthofix International N.V.*                                     976
   38,400   St. Jude Medical, Inc.                                         2,332
   29,300   Stryker Corp.                                                  2,274
   63,000   Tornier N.V.*                                                  1,146
   48,300   Volcano Corp.*                                                 1,014
   25,300   Zimmer Holdings, Inc.                                          2,377
                                                                        --------
                                                                          25,878
                                                                        --------
            HEALTH CARE FACILITIES (1.2%)
   45,168   Al Noor Hospitals Group plc*(a)                                  626
   17,200   Community Health Systems, Inc.*                                  712
   59,400   HCA Holdings, Inc.*                                            2,986
  112,751   NMC Health plc(a)                                                904
  577,500   Phoenix Healthcare Group Co. Ltd.*                               949
    8,400   Universal Health Services, Inc. "B"                              689
                                                                        --------
                                                                           6,866
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE SERVICES (0.4%)
   21,800   Envision Healthcare Holdings, Inc.*                         $    721
   20,600   Express Scripts Holdings Co.*                                  1,538
                                                                        --------
                                                                           2,259
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
   19,961   DENTSPLY International, Inc.                                     921
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.9%)
   18,405   Allscripts Healthcare Solutions, Inc.*                           305
    1,495   M3, Inc.(a)                                                    4,377
                                                                        --------
                                                                           4,682
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (1.0%)
   22,800   Agilent Technologies, Inc.                                     1,326
   12,000   Covance, Inc.*                                                 1,135
    9,812   MorphoSys AG*(a)                                                 859
   46,700   Quintiles Transnational Holdings, Inc.*                        2,224
                                                                        --------
                                                                           5,544
                                                                        --------
            MANAGED HEALTH CARE (1.9%)
   40,970   Aetna, Inc.                                                    2,800
   32,060   Cigna Corp.                                                    2,767
   30,200   Qualicorp S.A.*                                                  256
   66,190   UnitedHealth Group, Inc.                                       4,784
                                                                        --------
                                                                          10,607
                                                                        --------
            PHARMACEUTICALS (7.7%)
   16,980   Actavis plc*                                                   3,209
   45,800   Aerie Pharmaceuticals, Inc.*                                     845
   18,884   Almirall, S.A.(a)                                                301
   42,600   AstraZeneca plc ADR                                            2,705
  167,300   Bristol-Myers Squibb Co.                                       8,360
   33,700   Cadence Pharmaceuticals, Inc.*                                   370
   68,200   Daiichi Sankyo Co. Ltd.(a)                                     1,129
   16,900   Dr. Reddy's Laboratories ADR                                     705
   25,100   Eisai Co. Ltd.(a)                                                960
   48,900   Eli Lilly and Co.                                              2,641
   63,700   Forest Laboratories, Inc.*                                     4,223
   16,573   H. Lundbeck A/S(a)                                               410
   16,400   Hospira, Inc.*                                                   722
   18,400   Johnson & Johnson                                              1,628
   45,500   Medicines Co.*                                                 1,582
   50,800   Merck & Co., Inc.                                              2,691
   45,680   Mylan, Inc.*                                                   2,074

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    7,300   Ono Pharmaceutical Co. Ltd.(a)                              $    638
    4,700   Salix Pharmaceuticals Ltd.*                                      458
   94,600   Shionogi & Co. Ltd.(a)                                         1,923
   63,843   Teva Pharmaceutical Industries Ltd. ADR                        2,849
   22,243   UCB S.A.(a)                                                    1,574
   61,300   XenoPort, Inc.*                                                  353
                                                                        --------
                                                                          42,350
                                                                        --------
            Total Health Care                                            143,464
                                                                        --------
            INDUSTRIALS (2.2%)
            ------------------
            RESEARCH & CONSULTING SERVICES (1.5%)
   47,255   Equifax, Inc.                                                  3,311
   74,820   Huron Consulting Group, Inc.*                                  4,956
                                                                        --------
                                                                           8,267
                                                                        --------
            SECURITY & ALARM SERVICES (0.7%)
  131,830   ADT Corp.                                                      3,960
                                                                        --------
            Total Industrials                                             12,227
                                                                        --------
            INFORMATION TECHNOLOGY (58.0%)
            ------------------------------
            APPLICATION SOFTWARE (3.1%)
  135,370   Autodesk, Inc.*                                                6,938
  206,000   Cadence Design Systems, Inc.*                                  2,909
  118,540   Salesforce.com, Inc.*                                          7,175
                                                                        --------
                                                                          17,022
                                                                        --------
            COMMUNICATIONS EQUIPMENT (9.1%)
  801,000   AAC Technologies Holdings, Inc.(a)                             3,459
  210,215   Aruba Networks, Inc.*                                          4,143
   64,075   F5 Networks, Inc.*                                             6,856
  234,720   Juniper Networks, Inc.*                                        6,246
   93,945   Palo Alto Networks, Inc.*                                      5,585
  315,893   QUALCOMM, Inc.                                                23,446
                                                                        --------
                                                                          49,735
                                                                        --------
            COMPUTER HARDWARE (0.9%)
  434,000   Advantech Co. Ltd.(a)                                          2,703
   19,570   Stratasys Ltd.*                                                2,359
                                                                        --------
                                                                           5,062
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (6.5%)
   30,502   Alliance Data Systems Corp.*                                   7,310
   66,716   Automatic Data Processing, Inc.                                5,111
  244,675   Genpact Ltd.*                                                  4,152
   94,895   Heartland Payment Systems, Inc.                                4,091

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    8,200   QIWI plc ADR                                                $    296
   62,925   Visa, Inc. "A"                                                13,556
   14,500   WEX, Inc.*                                                     1,194
                                                                        --------
                                                                          35,710
                                                                        --------
            ELECTRONIC COMPONENTS (0.9%)
  322,000   Delta Electronics, Inc.(a)                                     1,764
4,125,000   Sunny Optical Technology Group Co. Ltd.(a)                     3,386
                                                                        --------
                                                                           5,150
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   23,100   National Instruments Corp.                                       670
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.5%)
  155,490   Activision Blizzard, Inc.                                      2,663
                                                                        --------
            INTERNET SOFTWARE & SERVICES (19.3%)
  124,560   Akamai Technologies, Inc.*                                     5,939
   11,859   Baidu, Inc. ADR*                                               1,856
  170,070   Dropbox, Inc., acquired 5/01/2012; cost $1,539*(a),(b),(c)     3,248
  185,115   eBay, Inc.*                                                    9,848
  255,565   Facebook, Inc. "A"*                                           15,991
   33,060   Google, Inc. "A"*                                             39,043
   28,055   LinkedIn Corp. "A"*                                            6,038
  298,420   Pandora Media, Inc.*                                          10,764
   62,600   Tencent Holdings Ltd.(a)                                       4,317
  259,525   Yahoo! Inc.*                                                   9,348
                                                                        --------
                                                                         106,392
                                                                        --------
            IT CONSULTING & OTHER SERVICES (4.6%)
  119,286   Accenture plc "A"                                              9,528
  120,457   Cognizant Technology Solutions Corp. "A"*                     11,675
  149,800   SCSK Corp.(a)                                                  4,133
                                                                        --------
                                                                          25,336
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.2%)
  132,300   ASM Pacific Technology Ltd.(a)                                 1,235
                                                                        --------
            SEMICONDUCTORS (5.6%)
  100,230   Broadcom Corp. "A"                                             2,983
   13,100   Freescale Semiconductor Ltd.*                                    237
   25,920   International Rectifier Corp.*                                   674
   58,990   Maxim Integrated Products, Inc.                                1,785
   44,600   Montage Technology Group Ltd.*                                   980
  324,400   NXP Semiconductors N.V.*                                      15,685
   38,200   Silicon Laboratories, Inc.*                                    1,805

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   128,890  SK Hynix, Inc.*(a)                                          $  4,515
   584,200  Taiwan Semiconductor Manufacturing Co. Ltd.(a)                 2,003
                                                                        --------
                                                                          30,667
                                                                        --------
            SYSTEMS SOFTWARE (7.2%)
   318,306  FireEye, Inc., acquired 12/27/2012; cost $3,352*(b),(c)       23,233
   178,857  Mavenir Systems, Inc.*                                         2,279
    72,460  MICROS Systems, Inc.*                                          4,024
   159,935  Microsoft Corp.                                                6,053
   101,710  Oracle Corp.                                                   3,753
                                                                        --------
                                                                          39,342
                                                                        --------
            Total Information Technology                                 318,984
                                                                        --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   126,945  T-Mobile USA, Inc.*                                            3,881
                                                                        --------
            Total Common Stocks (cost: $368,350)                         529,542
                                                                        --------
            EXCHANGE-TRADED FUNDS (0.4%)
    26,590  iShares North American Tech ETF (cost: $1,943)                 2,333
                                                                        --------
            Total Equity Securities (cost: $370,293)                     531,875
                                                                        --------
            MONEY MARKET INSTRUMENTS (2.6%)

            MONEY MARKET FUNDS (2.6%)
14,575,919  State Street Institutional Liquid Reserve
              Fund, 0.06%(d) (cost: $14,576)                              14,576
                                                                        --------
            Total Money Market Instruments (cost: $14,576)                14,576
                                                                        --------

            TOTAL INVESTMENTS (COST: $384,869)                          $546,451
                                                                        ========

---------------------------------------------------------------------------------------------------------
                                           FORWARD                              CONTRACT       UNREALIZED
NUMBER OF                                  CURRENCY               SETTLEMENT      VALUE      DEPRECIATION
CONTRACTS       COUNTERPARTY               CONTRACTS                 DATE         (000)             (000)
---------------------------------------------------------------------------------------------------------
                CONTRACTS TO SELL (0.4%)
248,423,000     Deutsche Bank AG           Japanese Yen            03/20/2014     $2,432            $(18)
                                                                                  ----------------------

                                           RECEIVABLE AMOUNT ($2,414)             $2,432            $(18)
                                                                                  ======================

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $474,190             $52,104         $3,248        $529,542
  Exchange-Traded Funds                       2,333                   -              -           2,333
Money Market Instruments:
  Money Market Funds                         14,576                   -              -          14,576
------------------------------------------------------------------------------------------------------
Total                                      $491,099             $52,104         $3,248        $546,451
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*        $      -             $   (18)        $    -        $    (18)
------------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

------------------------------------------------------------------------------------------------------
                                                               COMMON STOCKS         PREFERRED STOCKS
------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                           $1,683                  $ 3,944
Purchases                                                                  -                        -
Sales                                                                    (88)                  (3,352)
Transfers into Level 3                                                     -                        -
Transfers out of Level 3                                                   -                        -
Net realized gain (loss) on investments                                   17                        -
Change in net unrealized appreciation/depreciation on investments      1,636                     (592)
------------------------------------------------------------------------------------------------------
Balance as of January 31, 2014                                        $3,248                  $     -
------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, equity securities with a fair value of $35,683,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.2% of net assets at January 31, 2014.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at January 31, 2014, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees (the Board).

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

         The total value of all such securities was $55,352,000 which represented 10.1% of net assets of the Fund.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $26,481,000, which represented 4.8% of the Fund's net assets.

    (c) Restricted security that is not registered under the Securities Act of 1933.

    (d) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $384,869)           $546,451
  Receivables:
    Capital shares sold                                                        786
    Dividends and interest                                                     149
    Securities sold                                                          8,883
                                                                          --------
      Total assets                                                         556,269
                                                                          --------
LIABILITIES
  Payables:
    Securities purchased                                                     5,235
    Capital shares redeemed                                                    288
  Unrealized depreciation on foreign currency contracts held, at value          18
  Accrued management fees                                                      363
  Accrued transfer agent's fees                                                 14
  Other accrued expenses and payables                                           72
                                                                          --------
      Total liabilities                                                      5,990
                                                                          --------
          Net assets applicable to capital shares outstanding             $550,279
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $378,714
  Overdistribution of net investment income                                (12,099)
  Accumulated net realized gain on investments                              22,100
  Net unrealized appreciation of investments                               161,582
  Net unrealized depreciation of foreign currency translations                 (18)
                                                                          --------
          Net assets applicable to capital shares outstanding             $550,279
                                                                          ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $537,685/27,268 shares outstanding)        $  19.72
                                                                          ========
    Adviser Shares (net assets of $12,594/644 shares outstanding)         $  19.56
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $14)                      $ 1,851
   Interest                                                                    3
                                                                         -------
      Total income                                                         1,854
                                                                         -------
EXPENSES
   Management fees                                                         1,940
   Administration and servicing fees:
      Fund Shares                                                            363
      Adviser Shares                                                           7
   Transfer agent's fees:
      Fund Shares                                                            586
      Adviser Shares                                                           1
   Distribution and service fees (Note 6F):
      Adviser Shares                                                          13
   Custody and accounting fees:
      Fund Shares                                                             76
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                             22
   Shareholder reporting fees:
      Fund Shares                                                             17
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             17
      Adviser Shares                                                          13
   Professional fees                                                          45
   Other                                                                       6
                                                                         -------
         Total expenses                                                    3,114
   Expenses paid indirectly:
      Fund Shares                                                             (4)
                                                                         -------
         Net expenses                                                      3,110
                                                                         -------
NET INVESTMENT LOSS                                                       (1,256)
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                         41,353
      Foreign currency transactions                                          116
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         51,152
      Foreign currency translations                                          (22)
                                                                         -------
         Net realized and unrealized gain                                 92,599
                                                                         -------
   Increase in net assets resulting from operations                      $91,343
                                                                         =======

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

--------------------------------------------------------------------------------

                                                                  1/31/2014           7/31/2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                             $ (1,256)           $   (315)
   Net realized gain on investments                                  41,353              43,334
   Net realized gain on foreign currency transactions                   116                 591
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    51,152              45,095
      Foreign currency translations                                     (22)                (54)
                                                                   ----------------------------
      Increase in net assets resulting from operations               91,343              88,651
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (10,525)                  -
      Adviser Shares                                                   (204)                  -
                                                                   ----------------------------
         Total distributions of net investment income               (10,729)                  -
                                                                   ----------------------------
   Net realized gains:
      Fund Shares                                                   (29,570)                  -
      Adviser Shares                                                   (645)                  -
                                                                   ----------------------------
         Total distributions of net realized gains                  (30,215)                  -
                                                                   ----------------------------
   Distributions to shareholders                                    (40,944)                  -
                                                                   ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       51,661              (4,806)
   Adviser Shares                                                     2,791                 148
                                                                   ----------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                  54,452              (4,658)
                                                                   ----------------------------
   Net increase in net assets                                       104,851              83,993
NET ASSETS
   Beginning of period                                              445,428             361,435
                                                                   ----------------------------
   End of period                                                   $550,279            $445,428
                                                                   ============================
Overdistribution of net investment income:
   End of period                                                   $(12,099)           $   (114)
                                                                   ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

         is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the beginning of the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market. Level 2 securities also include all forward currency contracts value based on methods discussed in Note 1C.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are valued at cost of the underlying convertible security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the six-month period ended January 31, 2014, did not include master netting provisions.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2014*
    (IN THOUSANDS)

                                        ASSET DERIVATIVES                LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------------
                                 STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT                  ASSETS AND                        ASSETS AND
ACCOUNTED FOR AS                 LIABILITIES                       LIABILITIES
HEDGING INSTRUMENTS              LOCATION            FAIR VALUE    LOCATION              FAIR VALUE
----------------------------------------------------------------------------------------------------
Foreign exchange                                         $-        Net unrealized          $18**
contracts                                                          depreciation of
                                                                   foreign currency
                                                                   translations
----------------------------------------------------------------------------------------------------

   * For open derivative instruments as of January 31, 2014, see the portfolio of investments, which also is indicative of activity for the period ended January 31, 2014.

  ** Includes cumulative appreciation (depreciation) of forward currency contracts as reported on the portfolio of investments.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2014
    (IN THOUSANDS)

DERIVATIVES                                                               CHANGE IN UNREALIZED
NOT ACCOUNTED          STATEMENT OF                 REALIZED GAIN         APPRECIATION
FOR AS HEDGING         OPERATIONS                   (LOSS) ON             (DEPRECIATION)
INSTRUMENTS            LOCATION                     DERIVATIVES           ON DERIVATIVES
----------------------------------------------------------------------------------------------------
Foreign                Net realized gain (loss)         $97                    $(21)
exchange               on foreign currency
contracts              transactions
----------------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis.

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, brokerage commission recapture credits reduced the Fund Shares' and Adviser Shares' expenses by $4,000 and less than $500, respectively. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $240,247,000 and $242,404,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $166,471,000 and $4,889,000, respectively, resulting in net unrealized appreciation of $161,582,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:


                                         SIX-MONTH
                                       PERIOD ENDED              YEAR ENDED
                                     JANUARY 31, 2014          JULY 31, 2013
--------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES        AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         2,537      $ 48,470     3,974      $ 62,768
Shares issued from
  reinvested dividends              2,093        39,604         -             -
Shares redeemed                    (1,917)      (36,413)   (4,317)      (67,574)
                                   ---------------------------------------------
Net increase (decrease) from
  capital share transactions        2,713      $ 51,661      (343)     $ (4,806)
                                   =============================================
ADVISER SHARES:
Shares sold                           152      $  2,954        14      $    215
Shares issued from
  reinvested dividends                  5            93         -             -
Shares redeemed                       (13)         (256)       (5)          (67)
                                   ---------------------------------------------
Net increase from
  capital share transactions          144      $  2,791         9      $    148
                                   =============================================

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

     previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,940,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $87,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $916,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $363,000 and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the total annual operating expenses of the Adviser Shares to 1.65% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2013, the Manager terminated this agreement. For the six-month period ended January 31, 2014, the Adviser Shares incurred no reimbursable expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $586,000 and $1,000, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 483,000 shares, which represent 75.1% of the Adviser Shares and 1.7% of the Fund.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------------
                                  2014           2013         2012           2011          2010           2009
                              --------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  17.78       $  14.24     $  13.26       $  10.65      $   9.42       $  11.41
                              --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss             (.05)(a)        .03(b)      (.02)          (.01)(a)      (.04)(a)       (.05)(a)
  Net realized and
    unrealized gain (loss)        3.58(a)        3.51         1.00           2.62(a)       1.27(a)       (1.94)(a)
                              --------------------------------------------------------------------------------
Total from investment
  operations                      3.53(a)        3.54          .98           2.61(a)       1.23(a)       (1.99)(a)
                              --------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.40)             -            -              -             -              -
  Realized capital gains         (1.19)             -            -              -             -              -
                              --------------------------------------------------------------------------------
Total distributions              (1.59)             -            -              -             -              -
                              --------------------------------------------------------------------------------
Net asset value at end
  of period                   $  19.72       $  17.78     $  14.24       $  13.26      $  10.65       $   9.42
                              ================================================================================
Total return (%)*                20.37          24.86         7.39          24.51         13.06(c)      (17.44)
Net assets at end of
  period (000)                $537,685       $436,613     $354,495       $344,619      $292,326       $265,003
Ratios to average
  net assets:**
  Expenses (%)(d)                 1.25(e)        1.34         1.38           1.36          1.45(c)        1.67
  Net investment loss (%)         (.50)(e)       (.08)        (.30)          (.10)         (.37)          (.60)
Portfolio turnover (%)              50             93           77            109           120            191

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $480,342,000.

(a) Calculated using average shares. For the six-month period ended January 31, 2014, average shares were 25,360,000.

(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED                                  PERIOD ENDED
                                               JANUARY 31,         YEAR ENDED JULY 31,        JULY 31,
                                              ----------------------------------------------------------
                                                  2014             2013           2012        2011***
                                              ----------------------------------------------------------
Net asset value at beginning of period         $ 17.64           $14.16         $13.22         $10.84
                                               ------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                             (.07)(a)         (.00)(b)       (.05)          (.06)(a)
  Net realized and unrealized gain                3.55(a)          3.48            .99           2.44(a)
                                               ------------------------------------------------------
Total from investment operations                  3.48(a)          3.48            .94           2.38(a)
                                               ------------------------------------------------------
Less distributions from:
  Net investment income                           (.37)               -              -              -
  Realized capital gains                         (1.19)               -              -              -
                                               ------------------------------------------------------
Total distributions                              (1.56)               -              -              -
                                               ------------------------------------------------------
Net asset value at end of period               $ 19.56           $17.64         $14.16         $13.22
                                               ======================================================
Total return (%)*                                20.23            24.58           7.11          21.96
Net assets at end of period (000)              $12,594           $8,815         $6,940         $6,465
Ratios to average net assets:**
  Expenses (%)(c)                                 1.50(d),(e)      1.56           1.63           1.65(d)
  Expenses, excluding reimbursements (%)(c)       1.50(d)          1.56           1.63           2.02(d)
  Net investment loss (%)                         (.76)(d)         (.30)          (.55)          (.44)(d)
Portfolio turnover (%)                              50               93             77            109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $10,042,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares. For the six-month period ended January 31, 2014, average shares were 539,000.

(b) Represents less than $0.01 per share.

(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,203.70                  $6.94

Hypothetical
  (5% return before expenses)            1,000.00                1,018.90                  6.36

ADVISER SHARES
Actual                                   1,000.00                1,202.30                  8.33

Hypothetical
  (5% return before expenses)            1,000.00                1,017.64                  7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Fund Shares and 1.50% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 20.37% for Fund Shares and 20.23% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    31704-0314                               (C)2014, USAA. All rights reserved.


    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.